Investments - Summary of Plan Investment Income Appreciated (Depreciated) in Fair Value (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Investment Income [Line Items]
Plan's investment income	$ 12,027,216	$ 10,126,422
Fixed Income
Employee Benefit Plan Investment Income [Line Items]
Plan's investment income	288,120	310,430
Mutual Funds
Employee Benefit Plan Investment Income [Line Items]
Plan's investment income	12,601,326	10,850,828
Common Stock Fund
Employee Benefit Plan Investment Income [Line Items]
Plan's investment income	$ (862,230)	$ (1,034,836)